Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2024
Business and segmental reporting
Schedule of revenues contributions

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Spot charters (1)	392,107	395,577	437,189
Time charters (2)	13,635	—	7,917
Pooling arrangements (3)	—	—	3
Other revenue (4)	42	401	632
	405,784	395,978	445,741